Domini Social Investments LLC

532 Broadway, 9th Floor

New York, NY 10012-3932

December 18, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Domini Social Investment Trust

Registration Statement on Form N-14

(File No. 811- 05823)

Ladies and Gentlemen:

On behalf of the Domini Social Investment Trust (the “Registrant”), a Massachusetts business trust, we are hereby filing a combined proxy and registration statement on Form N-14, with exhibits (the “Registration Statement”).

The Registration Statement relates to a proposed Agreement and Plan of Reorganization whereby substantially all of the assets of each class of shares of each of Domini European Social Equity Fund and Domini PacAsia Social Equity Fund, each a series of the Registrant, will be transferred in a tax-free reorganization to Domini International Social Equity Fund, a series of the Registrant, in exchange for corresponding classes of shares.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on January 18, 2010 pursuant to Rule 488.

Please call the undersigned at 212-217-1114 with any questions relating to the filing.

Sincerely,

/s/ Megan L. Dunphy
Megan L. Dunphy